TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
TRADE RECEIVABLES	TRADE RECEIVABLES

	2022	2021
Accounts receivable	9,125,903	8,034,899
Accounts receivable in litigations	412,945	121,016
Notes receivable	5,395	59,803
Foreign customers	5,739	5,775
Subtotal	9,549,982	8,221,493
Allowance for doubtful accounts	(426,810)	(506,076)
Total	9,123,172	7,715,417
The trade receivables disclosed above are carried at amortized cost.
Interest is recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated based on a percentage of uncollectibility according to maturity ranges for each receivable. This historical percentage should consider the expectations of future credit collectability and therefore the estimated changes in behavior.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2022 and 2021. Accounts receivable aging is as follows:

	2022	2021
To expire	6,080,718	4,819,405
Past due:
0 to 30 days	2,310,086	1,853,176
31 to 60 days	428,544	279,899
61 to 90 days	94,577	134,728
More than 90 days	636,057	1,134,285
Total	9,549,982	8,221,493
Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.
Aging of past due, but not impaired, accounts receivable is as follows:

	2022	2021
Past due:
0 to 30 days	2,310,086	1,853,176
31 to 60 days	428,544	279,899
61 to 90 days	94,577	134,728
More than 90 days	568,092	1,048,108
Total	3,401,299	3,315,911
Average age of overdue balances (in days)	27	41
The average aging of past due and impaired accounts receivable is as follows:

	2022	2021
Past due:
More than 90 days	426,810	506,076
Total	426,810	506,076
In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and independent.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2021	199,833
Increases	382,542
Gain on net monetary position	(67,442)
Decreases (*)	(8,857)
Balance as of December 31, 2021	506,076
Increases, net of recoveries	219,391
Gain on net monetary position	(282,430)
Decreases (*)	(16,227)
Balance as of December 31, 2022	426,810
(*)It includes allocation of provisions for specific purposes.